Finance debts - Short and long term debt (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020
Borrowings
Short-term debt	€ 2,299	€ 2,882
Current portion of long-term debt	1,781	1,909
Long-term debt	23,714	21,895
Total borrowings	27,794	26,686
Banks
Borrowings
Short-term debt	362	337
Current portion of long-term debt	347	759
Long-term debt	4,650	3,193
Total borrowings	5,359	4,289
Ordinary Bonds
Borrowings
Current portion of long-term debt	913	1,140
Long-term debt	18,049	18,280
Total borrowings	18,962	19,420
Convertible Bonds
Borrowings
Current portion of long-term debt	399
Long-term debt		396
Total borrowings	399	396
Sustainability-linked bond
Borrowings
Current portion of long-term debt	2
Long-term debt	996
Total borrowings	998
Commercial papers
Borrowings
Short-term debt	836	2,233
Total borrowings	836	2,233
Other financial institutions
Borrowings
Short-term debt	1,101	312
Current portion of long-term debt	120	10
Long-term debt	19	26
Total borrowings	€ 1,240	€ 348